Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Statement [Line Items]
Minimum annual lease payments	$ 95
Consulting Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	49
Lease Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	$ 46